ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of other provisions
Balance at 1 January 2024	$ 765	$ 716
Reclassifications	0
Acquired through business combination	51
Transfer	(19)
Utilised during the year	(61)
Unwinding of provision	28
Translation	(17)
Balance at 31 December 2024	765
Current portion	109
Non-current portion	656
Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	71
Capitalised
Reconciliation of other provisions
Change in estimates	(4)
Provision for decommissioning
Reconciliation of other provisions
Balance at 1 January 2024	203	173
Reclassifications	10
Acquired through business combination	20
Transfer	0
Utilised during the year	0
Unwinding of provision	7
Translation	(3)
Balance at 31 December 2024	203
Current portion	3
Non-current portion	200
Provision for decommissioning | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	0
Provision for decommissioning | Capitalised
Reconciliation of other provisions
Change in estimates	(4)
Provision for restoration
Reconciliation of other provisions
Balance at 1 January 2024	497	452
Reclassifications	(10)
Acquired through business combination	31
Transfer	0
Utilised during the year	(38)
Unwinding of provision	19
Translation	(3)
Balance at 31 December 2024	497
Current portion	90
Non-current portion	407
Provision for restoration | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	46
Provision for restoration | Capitalised
Reconciliation of other provisions
Change in estimates	0
Provision for silicosis
Reconciliation of other provisions
Balance at 1 January 2024	14	17
Reclassifications	0
Acquired through business combination	0
Transfer	0
Utilised during the year	(1)
Unwinding of provision	2
Translation	(1)
Balance at 31 December 2024	14
Current portion	1
Non-current portion	13
Provision for silicosis | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	(3)
Provision for silicosis | Capitalised
Reconciliation of other provisions
Change in estimates	0
Other provisions
Reconciliation of other provisions
Balance at 1 January 2024	51	$ 74
Reclassifications	0
Acquired through business combination	0
Transfer	(19)
Utilised during the year	(22)
Unwinding of provision	0
Translation	(10)
Balance at 31 December 2024	51
Current portion	15
Non-current portion	36
Other provisions | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	28
Other provisions | Capitalised
Reconciliation of other provisions
Change in estimates	$ 0